Fair Value Measurements and Investments - Schedule of Investments Measured at Fair Value on a Recurring Basis (Parenthetical) (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
EBP 003 | Aimco Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Number of Shares	17,594	13,475